APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Acadian Emerging Equity

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 134,592,747.96
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 43,554,804.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 43,554,804.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 91,037,943.96
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 7,364.97

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 7,364.97



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

AIG Money Market

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 182,201,028,240.10
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 182,085,199,445.50
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  574,800,822.17
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 182,660,000,267.67
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 458,972,027.57
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

CB Core Equity

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 34,204,750.91
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 1,032,674.19
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,032,674.19
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 33,172,076.72
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 2,683.62

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 2,683.62



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Chartwell Small Cap
Chartwell Large Cap

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 12,835,247.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 18,118,109.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 18,118,109.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 5,282,862.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

AIC Commerce Government MM
AIC Commerce Treasury MM

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 2,507,337,880.51
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 1,956,225,954.64
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,956,225,954.64
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 551,111,925.87
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 44,584.95

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 44,584.95



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

C&B Taxed Managed Value
C&B Mid Cap Value
C&B Large Cap Value

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 216,429,368.56
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 46,229,359.85
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 46,229,359.85
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 170,200,008.71
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 13,769.18

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 13,769.18



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

FMA Small Company

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 85,821,913.66
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 85,951,643.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 85,951,643.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 129,729.34
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

FMC Select
FMC Strategic Value

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 47,322,175.78
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 13,710,964.86
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 13,710,964.86
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 33,611,210.92
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 2,719.15

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 2,719.15



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

HGK Equity Value Fund

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 884,486.29
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 468,744.19
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  5,073,536.54
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 5,542,280.73
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 4,657,794.44
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

ICM Small Company

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 335,696,789.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 220,106,522.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 220,106,522.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 115,590,267.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 9,351.25

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 9,351.25



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Independence Small Cap

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 14,579,664.89
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 13,166,296.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 13,166,296.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,413,368.89
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 114.34

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 114.34



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Japan Smaller Companies

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,371,855.60
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 219,488.48
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 219,488.48
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,152,367.12
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 93.23

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 93.23



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

LSV Value Equity

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 115,098,571.79
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 3,915,079.10
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 3,915,079.10
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 111,183,492.69
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 8,994.74

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 8,994.74


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Mckee International Equity

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 20,326,870.42
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 10,210,094.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 10,210,094.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 10,116,776.42
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 818.45

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 818.45



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

McKinley Large Cap

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 2,210,304.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 332,315.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 332,315.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,877,989.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 151.93

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 151.93



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Rice Hall James Micro Cap
Rice Hall James Small/Mid Cap

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 133,306,916.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 76,839,709.15
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 76,839,709.15
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 56,467,206.85
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 4,568.20

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 4,568.20



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Sirach Strategic Balanced
Sirach Growth
Sirach Bond
Sirach Equity
Sirach Special Equity

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 42,831,861.71
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 81,642,030.73
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  67,527,108.74
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 149,169,139.47
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 106,337,277.76
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Sterling Balanced
Sterling Small Cap

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 56,548,370.96
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 59,119,834.89
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 59,119,834.89
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 2,571,463.93
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Synovus Large Cap
Synovus Mid Cap
Synovus Intermediate
Synovus Georgia Muni

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 141,936,851.47
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 92,365,850.03
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 92,365,850.03
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 49,571,001.44
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 4,010.29

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 4,010.29



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Toews S&P 500 Hedged Index Fund
Toews NASDAQ 100 Hedged Index Fund

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 62,709,632.86
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 42,369,000.96
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 42,369,000.96
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 20,340,631.90
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 1,645.56

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 1,645.56



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

TS&W International Equity
TS&W Equity
TS&W Fixed Income

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 14,393,917.11
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 39,160,840.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  16,782,621.85
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 55,943,461.85
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 41,549,544.74
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

UA S&P 500 Index Fund

3. Investment Company Act File Number: 811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 25,156,326.49
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 92,701,108.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 92,701,108.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 67,544,781.51
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0000809
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & CFO

 Date: January 13, 2004